Ichthys LNG Project (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017
Loss Contingencies [Line Items]
Changes in estimates at completion	$ 647	$ 241
Recovery of the expected costs			$ 1,700
Cost Reimbursable
Loss Contingencies [Line Items]
Changes in estimates at completion	$ 177